UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®

Investment portfolio

March 31, 2017

unaudited

Common stocks 95.01% Information technology 22.55%	Shares	Value (000)
Microsoft Corp.	58,004,100	$3,820,150
Broadcom Ltd.	14,576,632	3,191,699
Apple Inc.	12,223,000	1,755,956
Alphabet Inc., Class C1	1,126,316	934,347
Alphabet Inc., Class A1	442,800	375,406
ASML Holding NV	5,355,030	710,665
ASML Holding NV (New York registered)	2,812,800	373,540
Texas Instruments Inc.	12,575,300	1,013,066
Taiwan Semiconductor Manufacturing Co., Ltd.	137,707,000	857,761
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	132,629
Intel Corp.	26,159,600	943,577
Facebook, Inc., Class A1	6,028,000	856,277
Visa Inc., Class A	6,980,000	620,313
Amphenol Corp., Class A	6,750,000	480,397
Symantec Corp.	13,956,000	428,170
Analog Devices, Inc.	4,890,000	400,736
Intuit Inc.	3,145,000	364,789
Baidu, Inc., Class A (ADR)1	1,890,000	326,063
MasterCard Inc., Class A	2,700,000	303,669
International Business Machines Corp.	1,700,000	296,038
Murata Manufacturing Co., Ltd.	1,370,000	194,862
Samsung Electronics Co., Ltd.	97,080	178,829
TE Connectivity Ltd.	2,300,000	171,465
QUALCOMM Inc.	2,300,000	131,882
Activision Blizzard, Inc.	2,266,700	113,018
KLA-Tencor Corp.	825,140	78,446
Juniper Networks, Inc.	1,480,000	41,188
FleetCor Technologies, Inc.1	270,000	40,886
Finisar Corp.1	568,000	15,529
		19,151,353
Consumer discretionary 15.87%
Amazon.com, Inc.1	4,016,000	3,560,345
Comcast Corp., Class A	56,422,000	2,120,903
Home Depot, Inc.	13,334,775	1,957,945
Charter Communications, Inc., Class A1	3,198,100	1,046,802
Priceline Group Inc.1	321,284	571,876
Walt Disney Co.	4,566,000	517,739
Twenty-First Century Fox, Inc., Class A	12,138,602	393,169
Ulta Beauty, Inc.1	1,315,000	375,077
Newell Brands Inc.	7,257,000	342,313
Liberty Global PLC, Class C, nonvoting1	5,159,811	180,800
Liberty Global PLC, Class A1	3,863,679	138,590
Starbucks Corp.	5,400,000	315,306
Target Corp.	5,000,000	275,950
Viacom Inc., Class B	5,500,000	256,410
Hilton Inc.	4,000,000	233,840

Fundamental Investors — Page 1 of 8

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	1,800,000	$233,298
Royal Caribbean Cruises Ltd.	2,365,000	232,030
Time Warner Inc.	1,823,000	178,125
Macy’s, Inc.	4,500,000	133,380
Netflix, Inc.1	850,000	125,639
Sony Corp.	3,300,000	111,630
CBS Corp., Class B	1,480,000	102,653
NIKE, Inc., Class B	997,300	55,580
Marriott International, Inc., Class A	236,000	22,226
		13,481,626
Financials 12.77%
JPMorgan Chase & Co.	16,108,737	1,414,991
Wells Fargo & Co.	21,068,000	1,172,645
Berkshire Hathaway Inc., Class A1	4,577	1,143,563
Capital One Financial Corp.	12,289,000	1,064,965
BlackRock, Inc.	2,045,900	784,623
CME Group Inc., Class A	6,271,437	745,047
SunTrust Banks, Inc.	11,925,000	659,453
Citigroup Inc.	9,500,000	568,290
Chubb Ltd.	3,275,000	446,219
CIT Group Inc.	9,529,500	409,101
Discover Financial Services	5,730,000	391,875
Legal & General Group PLC	109,784,921	340,160
BNP Paribas SA	5,000,000	333,002
Goldman Sachs Group, Inc.	1,270,000	291,744
American International Group, Inc.	3,651,489	227,963
Banco Santander, SA	28,000,000	171,605
Itaú Unibanco Holding SA, preferred nominative (ADR)	14,205,000	171,454
Svenska Handelsbanken AB, Class A	11,460,000	157,180
HDFC Bank Ltd. (ADR)	1,045,250	78,624
HDFC Bank Ltd.2	2,350,000	53,061
National Australia Bank Ltd.	3,635,000	92,590
PacWest Bancorp	1,165,000	62,048
Intercontinental Exchange, Inc.	1,020,000	61,067
		10,841,270
Consumer staples 10.22%
Philip Morris International Inc.	20,671,000	2,333,756
British American Tobacco PLC	16,432,799	1,091,199
Coca-Cola Co.	24,135,000	1,024,289
Altria Group, Inc.	10,260,000	732,769
Walgreens Boots Alliance, Inc.	6,106,000	507,103
Kraft Heinz Co.	5,400,000	490,374
Nestlé SA	5,911,413	453,544
Sysco Corp.	6,892,000	357,833
Costco Wholesale Corp.	1,986,000	333,032
Reynolds American Inc.	5,040,000	317,621
Procter & Gamble Co.	3,000,000	269,550
Unilever PLC	5,000,000	246,790
Hershey Co.	1,800,000	196,650
Kroger Co.	4,635,000	136,686

Fundamental Investors — Page 2 of 8

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
The Estée Lauder Companies Inc., Class A	1,300,000	$110,227
Coca-Cola European Partners PLC	2,150,000	81,034
		8,682,457
Industrials 10.15%
Boeing Co.	7,908,606	1,398,716
General Electric Co.	32,000,000	953,600
Lockheed Martin Corp.	3,378,200	904,006
Parker-Hannifin Corp.	4,550,000	729,456
Union Pacific Corp.	5,201,000	550,890
Rockwell Automation	3,500,000	544,985
TransDigm Group Inc.	2,034,000	447,806
Northrop Grumman Corp.	1,535,000	365,084
Johnson Controls International PLC	7,640,000	321,797
Deere & Co.	2,800,000	304,808
Emerson Electric Co.	4,500,000	269,370
Caterpillar Inc.	2,871,000	266,314
Masco Corp.	6,169,000	209,684
Republic Services, Inc.	3,000,000	188,430
FedEx Corp.	850,000	165,878
MTU Aero Engines AG	1,120,089	145,719
Ryanair Holdings PLC (ADR)1	1,695,750	140,713
Equifax Inc.	1,000,000	136,740
Grafton Group PLC, units3	15,037,000	134,705
Waste Management, Inc.	1,400,000	102,088
BAE Systems PLC	9,134,000	73,528
Meggitt PLC	11,759,014	65,606
Raytheon Co.	416,000	63,440
KBR, Inc.	4,000,000	60,120
Kansas City Southern	663,000	56,859
Komatsu Ltd.	618,000	16,106
		8,616,448
Energy 9.30%
Schlumberger Ltd.	19,606,000	1,531,229
Royal Dutch Shell PLC, Class B (ADR)	16,645,334	929,309
Royal Dutch Shell PLC, Class B	11,577,720	316,877
Royal Dutch Shell PLC, Class A (ADR)	432,662	22,814
Royal Dutch Shell PLC, Class A	246,321	6,469
Enbridge Inc. (CAD denominated)	16,420,245	687,876
BP PLC	96,200,000	551,480
ConocoPhillips	9,575,000	477,505
Halliburton Co.	8,805,000	433,294
Baker Hughes Inc.	6,200,000	370,884
EOG Resources, Inc.	3,538,000	345,132
Concho Resources Inc.1	2,307,500	296,144
Helmerich & Payne, Inc.	4,124,000	274,535
Suncor Energy Inc.	8,796,034	270,062
Chevron Corp.	2,326,137	249,757
Peyto Exploration & Development Corp.3	10,710,499	220,275
Canadian Natural Resources, Ltd.	6,304,819	206,423
Cimarex Energy Co.	1,424,000	170,154
TOTAL SA (ADR)	2,069,107	104,325
TOTAL SA	1,130,972	57,207
Noble Energy, Inc.	4,080,400	140,121

Fundamental Investors — Page 3 of 8

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Murphy Oil Corp.	3,781,900	$108,124
Southwestern Energy Co.1	8,000,000	65,360
Hess Corp.	1,350,748	65,120
		7,900,476
Health care 8.35%
Merck & Co., Inc.	15,357,000	975,784
UnitedHealth Group Inc.	5,905,500	968,561
Boston Scientific Corp.1	34,706,000	863,138
Vertex Pharmaceuticals Inc.1	5,977,600	653,650
Aetna Inc.	4,492,000	572,955
Thermo Fisher Scientific Inc.	3,300,000	506,880
Regeneron Pharmaceuticals, Inc.1	1,255,500	486,519
Express Scripts Holding Co.1	7,214,710	475,521
Medtronic PLC	3,435,000	276,724
Johnson & Johnson	2,100,000	261,555
Humana Inc.	1,190,000	245,307
ResMed Inc.	3,195,700	229,994
Bristol-Myers Squibb Co.	3,335,200	181,368
Pfizer Inc.	4,793,000	163,968
Gilead Sciences, Inc.	2,026,747	137,657
AstraZeneca PLC	1,551,757	95,509
		7,095,090
Materials 3.13%
E.I. du Pont de Nemours and Co.	16,003,500	1,285,561
Praxair, Inc.	3,980,000	472,028
LyondellBasell Industries NV	2,640,000	240,742
Potash Corp. of Saskatchewan Inc.	13,500,000	230,580
Syngenta AG	462,000	203,914
Rio Tinto PLC	4,225,000	169,895
CF Industries Holdings, Inc.	1,100,000	32,285
Sherwin-Williams Co.	65,000	20,162
		2,655,167
Real estate 1.58%
Crown Castle International Corp. REIT	5,089,039	480,660
Simon Property Group, Inc. REIT	2,670,000	459,320
Weyerhaeuser Co. REIT1	9,000,107	305,823
Ventas, Inc. REIT	1,000,000	65,040
Iron Mountain Inc. REIT	910,980	32,495
		1,343,338
Telecommunication services 0.32%
Verizon Communications Inc.	5,620,004	273,975
Utilities 0.31%
Southern Co.	1,686,900	83,974
SSE PLC	3,813,000	70,513
Centrica PLC	21,975,142	59,746
Dominion Resources, Inc.	626,288	48,581
		262,814

Fundamental Investors — Page 4 of 8

unaudited

Common stocks Miscellaneous 0.46%	Shares	Value (000)
Other common stocks in initial period of acquisition		$387,657
Total common stocks (cost: $50,758,333,000)		80,691,671
Convertible stocks 0.05% Utilities 0.05%
Dominion Resources, Inc., convertible preferred, Series A, units	872,912	44,414
Total convertible stocks (cost: $43,646,000)		44,414
Short-term securities 4.84%	Principal amount (000)
Apple Inc. 0.80%–0.88% due 4/17/2017–5/18/20174	$191,500	191,358
Army and Air Force Exchange Service 0.86% due 4/11/20174	41,000	40,990
CAFCO, LLC 0.93%–1.00% due 4/17/2017–6/1/20174	150,000	149,831
Chariot Funding, LLC 0.72% due 4/7/20174	86,100	86,086
Chevron Corp. 0.88% due 5/19/20174	15,000	14,983
Cisco Systems, Inc. 0.80% due 4/19/20174	50,000	49,978
Coca-Cola Co. 0.85%–0.92% due 5/10/2017–6/21/20174	123,000	122,860
Danaher Corp. 0.75% due 4/3/2017	40,000	39,997
Eli Lilly and Co. 0.73% due 4/7/20174	50,000	49,992
ExxonMobil Corp. 0.74%–0.82% due 4/11/2017–5/2/2017	165,000	164,918
Fannie Mae 0.53%–0.73% due 5/1/2017–5/12/2017	48,400	48,366
Federal Farm Credit Banks 0.54%–0.56% due 5/3/2017–5/18/2017	106,100	105,999
Federal Home Loan Bank 0.52%–0.81% due 4/3/2017–8/4/2017	1,649,725	1,648,536
Freddie Mac 0.53%–0.77% due 6/16/2017–6/20/2017	150,000	149,758
GE Capital Treasury Services (U.S.) LLC 0.82%–0.88% due 5/19/2017–6/13/2017	100,000	99,848
John Deere Canada ULC 0.91% due 4/18/20174	25,000	24,990
Johnson & Johnson 0.78%–0.80% due 4/11/2017–4/19/20174	75,000	74,978
Jupiter Securitization Co., LLC 0.72% due 4/3/20174	45,000	44,997
Merck & Co. Inc. 0.84% due 5/22/20174	55,000	54,933
PepsiCo Inc. 0.64%–0.85% due 4/6/2017–5/1/20174	125,000	124,953
Private Export Funding Corp. 0.97% due 5/18/20174	50,000	49,939
Qualcomm Inc. 0.74% due 4/27/2017–5/9/20174	100,000	99,921
U.S. Treasury Bills 0.50%–0.89% due 4/13/2017–9/21/2017	536,800	535,677
Wal-Mart Stores, Inc. 0.80%–0.82% due 4/3/2017–4/10/20174	75,000	74,992
Walt Disney Co. 0.80% due 4/26/20174	20,000	19,988
Wells Fargo Bank, N.A. 1.17% due 8/1/2017	45,000	45,010
Total short-term securities (cost: $4,114,166,000)		4,113,878
Total investment securities 99.90% (cost: $54,916,145,000)		84,849,963
Other assets less liabilities 0.10%		83,564
Net assets 100.00%		$84,933,527

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Fundamental Investors — Page 5 of 8

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2017 (000)
Peyto Exploration & Development Corp.	10,332,287	378,212	—	10,710,499	$—	$(43,622)	$2,646	$220,275
Grafton Group PLC, units	15,037,000	—	—	15,037,000	—	32,949	1,664	134,705
					$—	$(10,673)	$4,310	$354,980

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $53,061,000, which represented .06% of the net assets of the fund.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,275,769,000, which represented 1.50% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Fundamental Investors — Page 6 of 8

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

Fundamental Investors — Page 7 of 8

unaudited

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,151,353	$—	$—	$19,151,353
Consumer discretionary	13,481,626	—	—	13,481,626
Financials	10,788,209	53,061	—	10,841,270
Consumer staples	8,682,457	—	—	8,682,457
Industrials	8,616,448	—	—	8,616,448
Energy	7,900,476	—	—	7,900,476
Health care	7,095,090	—	—	7,095,090
Materials	2,655,167	—	—	2,655,167
Real estate	1,343,338	—	—	1,343,338
Telecommunication services	273,975	—	—	273,975
Utilities	262,814	—	—	262,814
Miscellaneous	387,657	—	—	387,657
Convertible stocks	44,414	—	—	44,414
Short-term securities	—	4,113,878	—	4,113,878
Total	$80,683,024	$4,166,939	$—	$84,849,963

*	Securities with a value of $6,223,292,000, which represented 7.33% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,519,703
Gross unrealized depreciation on investment securities	(601,379)
Net unrealized appreciation on investment securities	29,918,324
Cost of investment securities	54,931,639

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-0517O-S54117	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 26, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 26, 2017